Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for CEO(1) ($) (b)	Compensation Actually Paid to CEO(2) ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($) (e)	Value of initial fixed $100 investment based on:		Net Income(6) (in millions) $ (h)	Company- Selected Measure: Adjusted (Non-GAAP) Annual Earnings Per Share(7) ($) (i)
					Cumulative Total Shareholder Return ($) (f)	Peer Group Cumulative Total Shareholder Return(5) ($) (g)
2025	14,056,510	17,245,319	3,476,741	3,280,675	148.2	159.1	1,456	5.03
2024	9,731,030	18,155,768	3,300,080	6,040,907	134.0	137.8	1,182	4.63
2023	9,009,431	2,812,991	4,549,443	2,354,962	105.1	111.6	1,152	4.38
2022	7,357,331	8,431,586	3,855,710	4,629,404	125.2	120.1	1,074	4.14
2021	9,807,836	13,567,261	3,278,949	4,395,710	122.1	118.3	990	3.84

(1)
Mr. Lyons served as the Company’s President and Chief Executive Officer during 2022 and 2023 and additionally served as Chairman effective as of November 2, 2023. Mr. Warner L. Baxter served as the Company’s Executive Chairman in 2022 through his retirement on November 2, 2023, and as Chairman, President and Chief Executive Officer in 2021.

(2)
To calculate CAP for the CEO, as reported in column (c), the following amounts were deducted from and added to the CEO’s total compensation, as reported in the SCT:

2025
SCT Total for CEO	14,056,510
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(8,205,550)
Change in Pension Value (as included in column (g) of the SCT)	(585,397)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	7,921,288
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	658,491
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	3,081,900
Service Cost for all Defined Benefit Pension Plans	318,077
Compensation Actually Paid to CEO(9)	17,245,319

(3)
The Non-CEO NEOs for the applicable periods are: Mr. Lyons (2021), Mr. Moehn (2021-2025), Mr. Baxter (2022), Ms. Chonda J. Nwamu, the former Executive Vice President, General Counsel and Secretary of the Company (2022-2024), Mr. Birk (2022-2025), Mr. Richard J. Mark, the former Chairman and President of Ameren Illinois (2021), Mr. Diya (2021; 2025), Mr. Singh (2023-2025), Mr. Schukar (2025), and Mr. Lindgren (2025).
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2025
Average SCT Total Compensation for Non-CEO NEOs	3,476,741
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,749,589)
Change in Pension Value (as included in column (g) of the SCT)	(211,269)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	1,147,841
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	158,745
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	719,458
Fair Value of Prior Year Awards Forfeited During the Year	(360,489)
Service Cost for all Defined Benefit Pension Plans	99,237
Average Compensation Actually Paid to Non-CEO NEOs(9)	3,280,675

(5)
Represents the Cumulative TSR for the S&P 500 Utilities Index.

(6)
Value reported is net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(7)
Except for 2024 and 2025, values reported represent both GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2025 – 2027	12/31/2025	3.47%	17.19%	16.30% – 25.64%
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.80%
	12/31/2025	3.48%	17.34%	16.71% – 27.48%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
	12/31/2025	3.54%	18.93%	17.19% – 26.33%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Adjusted (Non-GAAP) AnnualEarnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Lyons served as the Company’s President and Chief Executive Officer during 2022 and 2023 and additionally served as Chairman effective as of November 2, 2023. Mr. Warner L. Baxter served as the Company’s Executive Chairman in 2022 through his retirement on November 2, 2023, and as Chairman, President and Chief Executive Officer in 2021.
(3)
	The Non-CEO NEOs for the applicable periods are: Mr. Lyons (2021), Mr. Moehn (2021-2025), Mr. Baxter (2022), Ms. Chonda J. Nwamu, the former Executive Vice President, General Counsel and Secretary of the Company (2022-2024), Mr. Birk (2022-2025), Mr. Richard J. Mark, the former Chairman and President of Ameren Illinois (2021), Mr. Diya (2021; 2025), Mr. Singh (2023-2025), Mr. Schukar (2025), and Mr. Lindgren (2025)
Peer Group Issuers, Footnote	(5) Represents the Cumulative TSR for the S&P 500 Utilities Index.
PEO Total Compensation Amount	$ 14,056,510	$ 9,731,030	$ 9,009,431	$ 7,357,331	$ 9,807,836
PEO Actually Paid Compensation Amount	$ 17,245,319	18,155,768	2,812,991	8,431,586	13,567,261
Adjustment To PEO Compensation, Footnote
(2)
To calculate CAP for the CEO, as reported in column (c), the following amounts were deducted from and added to the CEO’s total compensation, as reported in the SCT:

2025
SCT Total for CEO	14,056,510
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(8,205,550)
Change in Pension Value (as included in column (g) of the SCT)	(585,397)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	7,921,288
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	658,491
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	3,081,900
Service Cost for all Defined Benefit Pension Plans	318,077
Compensation Actually Paid to CEO(9)	17,245,319

Non-PEO NEO Average Total Compensation Amount	$ 3,476,741	3,300,080	4,549,443	3,855,710	3,278,949
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,280,675	6,040,907	2,354,962	4,629,404	4,395,710
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2025
Average SCT Total Compensation for Non-CEO NEOs	3,476,741
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,749,589)
Change in Pension Value (as included in column (g) of the SCT)	(211,269)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	1,147,841
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	158,745
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	719,458
Fair Value of Prior Year Awards Forfeited During the Year	(360,489)
Service Cost for all Defined Benefit Pension Plans	99,237
Average Compensation Actually Paid to Non-CEO NEOs(9)	3,280,675

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that the Company uses to link pay to performance is the Company’s annual GAAP diluted EPS, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the Company’s LTIP. As shown in the chart below, the Company’s GAAP diluted EPS increased by 7.8% between 2021 and 2022, while the Average NEO CAP increased by 5.3% and the CEO CAP decreased by 37.9%, driven primarily by the appointment of a new CEO effective January 1, 2022. In 2023, while the CEO CAP and the Average NEO CAP decreased by 66.6% and 49.1% respectively, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, the Company’s GAAP diluted EPS increased by 5.8%. In 2024, the CEO CAP and the Average NEO CAP increased by 545.4% and 156.5% respectively, and the Company’s adjusted (non-GAAP) diluted EPS increased by 5.7%. In 2025, the CEO CAP and the Average NEO CAP decreased by 5.0% and 45.7% respectively, and the Company’s adjusted (non-GAAP) diluted EPS increased by 8.6%.
During the five-year period (2021 – 2025), the Company’s Cumulative TSR was 48.2% and the Company’s net income increased by 47.1%. Over the same period, the S&P 500 Utilities Index provided a cumulative TSR of 59.1%. The value of an initial fixed $100 investment based on the Company’s cumulative TSR was 3.8 and 5.1 percentage points above the S&P 500 Utilities Index TSR in 2021 and 2022, respectively, and 6.5, 3.8 and 10.9 percentage points below, respectively for 2023, 2024 and 2025, driven primarily by the impact of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings.
(1)
Except for 2024 and 2025, EPS amounts in the chart represent both GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures the Company used to align compensation actually paid to the CEO and NEOs for 2025 to Company performance. While these performance measures are the most important measures, additional measures were also considered to align the CEO and NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Annual EPS
Three-Year TSR Ranking vs. the TSR Peer Group
Energy Transition metric

Total Shareholder Return Amount	$ 148.2	134	105.1	125.2	122.1
Peer Group Total Shareholder Return Amount	159.1	137.8	111.6	120.1	118.3
Net Income (Loss)	$ 1,456,000,000	$ 1,182,000,000	$ 1,152,000,000	$ 1,074,000,000	$ 990,000,000
Company Selected Measure Amount | $ / shares	5.03	4.63	4.38	4.14	3.84
PEO Name	Mr. Lyons
Measure:: 1
Pay vs Performance Disclosure
Name	Annual EPS
Non-GAAP Measure Description
(7)
Except for 2024 and 2025, values reported represent both GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024 and 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	Energy Transition metric
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2025-2027 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.47%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	17.19%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	16.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	25.64%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2024-2026 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.48%	4.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	17.34%	19.77%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	16.71%	17.27%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	27.48%	23.80%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period2023-2028 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.54%	4.32%	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	18.93%	19.82%	26.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum	17.19%	18.15%	24.49%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum	26.33%	22.91%	30.56%
Adjustment To Compensation Fair Value Of Equity Awards Valuation Assumptions Used For Performance Period 2023 2025 [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.16%	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		17.05%	22.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peer Group, Minimum		15.08%	19.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Range For Peet, Maximum		23.65%	24.79%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,205,550)
PEO | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(585,397)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,921,288
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	658,491
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,081,900
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,077
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,749,589)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,269)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,147,841
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,745
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	719,458
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,237
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (360,489)